Summary of Significant Accounting Policies - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 9,938	$ 12,084
Less: Allowance for credit losses	(24)	(98)
Accounts receivable, net	$ 9,914	$ 11,986